                                         INSTITUTIONAL FUNDS CLASS E & I SHARES

                       FRANK RUSSELL INVESTMENT COMPANY
                        Supplement Dated July 15, 1999
                      To the Prospectus Dated May 1, 1999

Effective immediately, Frank Russell Investment Company makes the following changes to its Institutional Funds--Class E and I Shares Prospectus.

Under the Prospectus section entitled "Money Manager Information," the money managers for Equity I and Equity Q Funds are revised as follows:

                                 EQUITY I FUND

  Alliance Capital Management, L.P., US Bank Place, 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322.

  Barclays Global Fund Advisors N.A., 45 Fremont Street, San Francisco, CA
  94105.

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022.

  Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606.

  Marsico Capital Management, LLC, 1200 17th Street, Suite 1200, Denver, CO
  80202.

  Peachtree Asset Management, One Peachtree Center, Suite 4500,
  303 Peachtree Street N.E., Atlanta, GA 30308.

  Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, 21st Floor, New York, NY 10153.

  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
  10107.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA
  02116.

                                 EQUITY Q FUND

  Barclays Global Fund Advisors. See: Diversified Equity Fund.

  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104.

  Jacob's Levy Equity Management, Inc. See: Diversified Equity Fund.

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

                                                                  RUSSELL FUNDS

                       FRANK RUSSELL INVESTMENT COMPANY
                        Supplement Dated July 15, 1999
                      To the Prospectus Dated May 1, 1999

Effective immediately, Frank Russell Investment Company makes the following changes to its Russell Funds Prospectus.

Under the Prospectus section entitled "Money Manager Information," the money managers for Diversified Equity and Quantitative Equity Funds are revised as follows:

                            DIVERSIFIED EQUITY FUND

  Alliance Capital Management L.P., US Bank Place, 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322.

  Barclays Global Fund Advisors N.A., 45 Fremont Street, San Francisco, CA
  94105.

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022.

  Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606.

  Marsico Capital Management, LLC, 1200 17th Street, Suite 1200, Denver, CO
  80202.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308.

  Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, 21st Floor, New York, NY 10153.

  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
  10107.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA
  02116.

                            QUANTITATIVE EQUITY FUND

  Barclays Global Fund Advisors. See: Diversified Equity Fund.

  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104.

  Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

                                            INSTITUTIONAL FUNDS--CLASS Y SHARES

                       FRANK RUSSELL INVESTMENT COMPANY
                        Supplement Dated July 15, 1999
                      To the Prospectus Dated May 1, 1999

Effective immediately, Frank Russell Investment Company makes the following changes to its Institutional Funds--Class Y Shares Prospectus.

Under the Prospectus section entitled "Money Manager Information," the money managers for Equity I and Equity Q Funds are revised as follows:

                                 EQUITY I FUND

  Alliance Capital Management L.P., US Bank Place, 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322.

  Barclays Global Fund Advisors N.A., 45 Fremont Street, San Francisco, CA
  94105.

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022.

  Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606.

  Marsico Capital Management, LLC, 1200 17th Street, Suite 1200, Denver, CO
  80202.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308.

  Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, 21st Floor, New York, NY 10153.

  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
  10107.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA
  02116.

                                 EQUITY Q FUND

  Barclays Global Fund Advisors. See: Diversified Equity Fund.

  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104.

  Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

                                                    LIFEPOINTS FUNDS PROSPECTUS

                       FRANK RUSSELL INVESTMENT COMPANY
                        Supplement Dated July 15, 1999
                      To the Prospectus Dated May 1, 1999

Effective immediately, Frank Russell Investment Company makes the following changes to its LifePoints Funds Prospectus:

Under the section Annual Operating Expenses, the following expense ratios and example are revised to read as follows:

  The total direct and indirect operating expense ratios of each class of shares of each LifePoints Fund (calculated as a percentage of average net assets) are as follows:

                                                         Class C Class D Class E
                                                         ------- ------- -------
   Equity Aggressive Strategy...........................  2.10%   1.60%   1.35%
   Aggressive Strategy..................................  2.07%   1.57%   1.32%
   Balanced Strategy....................................  1.96%   1.46%   1.21%
   Moderate Strategy....................................  1.82%   1.32%   1.07%
   Conservative Strategy................................  1.75%   1.25%   1.00%

  Each LifePoints Fund's total expense ratio is based on its total operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of December 31, 1998. These total expense ratios may be higher or lower depending on the allocation of a LifePoints Fund's assets among the Underlying Funds and the actual expenses of the LifePoints Funds.

Example

  This example is intended to help you compare the cost of investing in each LifePoints Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the LifePoints Fund for the time periods indicated, your investment has a 5% return each year, and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The figures shown would be the same whether you sold your shares at the end of a period or kept them.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                 1 Year 3 Years 5 Years 10 Years
   Class C:                                      ------ ------- ------- --------
   Equity Aggressive Strategy Fund..............  $210   $663   $1,161   $2,641
   Aggressive Strategy Fund.....................   207    652    1,144    2,603
   Balanced Strategy Fund.......................   196    618    1,083    2,466
   Moderate Strategy Fund.......................   182    574    1,006    2,289
   Conservative Strategy Fund...................   175    552      968    2,202
                                                 1 Year 3 Years 5 Years 10 Years
   Class D:                                      ------ ------- ------- --------
   Equity Aggressive Strategy Fund..............  $160   $504   $  883   $2,010
   Aggressive Strategy Fund.....................   157    495      868    1,975
   Balanced Strategy Fund.......................   146    460      806    1,835
   Moderate Strategy Fund.......................   132    417      730    1,661
   Conservative Strategy Fund...................   125    394      691    1,574
                                                 1 Year 3 Years 5 Years 10 Years
   Class E:                                      ------ ------- ------- --------
   Equity Aggressive Strategy Fund..............  $135   $426   $  746   $1,697
   Aggressive Strategy Fund.....................   132    417      730    1,661
   Balanced Strategy Fund.......................   121    381      668    1,521
   Moderate Strategy Fund.......................   107    337      591    1,346
   Conservative Strategy Fund...................   100    315      553    1,259

Under the Prospectus section entitled "Money Manager Information," the money managers for Diversified Equity and Quantitative Equity Funds are revised as follows:

                            DIVERSIFIED EQUITY FUND

  Alliance Capital Management L.P., US Bank Place, 601 2nd Ave. South, Suite 5000, Minneapolis, MN 55402-4322.

  Barclays Global Fund Advisors N.A., 45 Fremont Street, San Francisco, CA
  94105.

  Equinox Capital Management, Inc., 590 Madison Avenue, 41st Floor, New York, NY 10022.

  Jacobs Levy Equity Management, Inc., 280 Corporate Center, 3 ADP Boulevard, Roseland, NJ 07068.

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100, Chicago, IL 60606.

  Marsico Capital Management, LLC, 1200 17th Street, Suite 1200, Denver, CO
  80202.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308.

  Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue, 21st Floor, New York, NY 10153.

  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
  10107.

  Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA
  02116.

                           QUANTITATIVE EQUITY FUND

  Barclays Global Fund Advisors. See: Diversified Equity Fund.

  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor, Boston, MA 02110-4104.

  Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

  J.P. Morgan Investment Management, Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.

                       Frank Russell Investment Company
                        Supplement Dated July 15, 1999
         To the Statement of Additional Information Dated May 1, 1999

Effective immediately, Frank Russell Investment Company makes the following changes to its Statement of Additional Information:

The following sub-section to the "INVESTMENT POLICIES" section, immediately following the "Fund Investment Securities" subsection will be revised as follows:

          Cash Reserves. Each Fund (except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds), and its money managers, may elect to invest the Fund's cash reserves in one or more of FRIC's money market funds. Those money market funds and the Funds investing in them treat such investments as the purchase and redemption of the money market funds' shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the shares of the money market fund that are held by shareholders that are not Funds. Funds investing in a money market fund effectively do not pay an advisory or administrative fee to a money market fund and thus do not pay duplicative advisory or administrative fees, as FRIMCo waives a portion of its advisory or administrative fees due from those Funds in an amount that offsets the advisory or administrative fees it receives from the applicable money market fund in respect of those investments.

The following restates the section entitled "MONEY MANAGER INFORMATION":

                           MONEY MANAGER INFORMATION

                            DIVERSIFIED EQUITY FUND

          Alliance Capital Management, L.P. is a limited partnership whose (i) general partner is a wholly-owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly-owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

          Barclays Global Fund Advisors N.A. is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

          Equinox Capital Management, Inc. is a registered investment adviser with majority ownership held by Ron Ulrich.

          Jacobs Levy Equity Management, Inc. is 100% owned by Bruce Jacobs and Kenneth Levy.

          Lincoln Capital Management Company is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by Dave Flower, Jay Freedman, Parker Hall, Richard Knee, Ken Meyer and Ray Zemon.

          Marsico Capital Management, LLC is owned 50% by Marsico Management Holdings, LLC and 50% by TFM Holdings, LLLP. Marsico Management Holdings is a wholly-owned subsidiary of NationsBank, N.A. which in turn is a wholly-owned subsidiary of Bank of America. TFM Holdings, LLLP is a Colorado limited liability limited partnership whose sole general partner is TFM Managers, Inc. which is wholly-owned by Thomas F. Marsico.

          Peachtree Asset Management is division of SSBC Fund Management Inc. SSBC Fund Management is owned 100% by Salomon Smith Barney Inc. which is a wholly-owned subsidiary of Citigroup Inc.

          Sanford C. Bernstein & Co., Inc. is a registered investment adviser. Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

          Suffolk Capital Management, Inc. is a registered investment adviser and a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

          Trinity Investment Management Corporation is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

                              EQUITY INCOME FUND

          Equinox Capital Management, Inc. See: Diversified Equity Fund.

          Trinity Investment Management Corporation. See: Diversified Equity
     Fund.

          Westpeak Investment Advisors, L.P. is a registered investment adviser that is directly controlled by Metropolitan Life Insurance Company.

                           QUANTITATIVE EQUITY FUND

          Barclays Global Fund Advisors. See: Diversified Equity Fund.

          Franklin Portfolio Associates, LLC is a Massachusetts business trust owned by Mellon Financial Services Corporation, a holding company of Mellon Bank Corporation.

          J.P. Morgan Investment Management, Inc. is a wholly-owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

          Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                         INTERNATIONAL SECURITIES FUND

          Delaware International Advisers Limited is an investment adviser whose ultimate parent is Lincoln National Corporation, a publicly traded company.

          Fidelity Management Trust Company is a bank, as defined in the Investment Advisors Act of 1940, and is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

          J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

          Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following founding members: Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theordore J. Tyson.

          Montgomery Asset Management, LLC is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

          Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

          Sanford C. Bernstein & Co., Inc. See: Diversified Equity Fund.

          The Boston Company Asset Management, Inc. is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                             DIVERSIFIED BOND FUND

          Lincoln Capital Management Company. See: Diversified Equity Fund.

          Pacific Investment Management Company is a subsidiary partnership of PIMCO Advisers L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO managing directors.

          Standish, Ayer & Wood, Inc.'s ownership is divided among seventeen directors, with no director having more than a 25% ownership interest.

                            MULTISTRATEGY BOND FUND

          Credit Suisse Asset Management is a general partnership of Credit Suisse Capital Corporation ("CS Capital") and Basic Appraisals, Inc. ("Basic"). CS Capital is an 80% partner and is a wholly-owned subsidiary of Credit Suisse Investment Corporation, which is in turn a wholly-owned subsidiary of Credit Suisse, a Swiss bank, which is in turn a subsidiary of CS Holding, a Swiss corporation. No one person or entity possesses a controlling interest in Basic, the 20% partner. BEA Associates is a registered investment adviser.

          Pacific Investment Management Company. See: Diversified Bond Fund.

          Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

                          REAL ESTATE SECURITIES FUND

          Cohen & Steers Capital Management is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

          AEW Capital Management, L.P. is a wholly-owned affiliate of New England Investment Companies, L.P. ("NEIC"). NEIC is a publicly-held limited partnership. Metropolitan Life Insurance Company, a publicly held corporation, owns approximately 53% of NEIC. AEW Capital Management, Inc., a wholly-owned subsidiary of NEIC, is the general partner, and NEIC is the sole limited partner, of AEW Capital Management, L.P.

                             EMERGING MARKETS FUND

          Foreign & Colonial Emerging Markets Limited, an investment adviser registered with the United Kingdom Investment Management Regulatory Organisation, is a wholly-owned subsidiary of Hypo Foreign & Colonial Management (Holding) Limited ("HFCM"), the holding company of the Foreign & Colonial Group of Fund managers which manages $40 billion worldwide. HFCM is controlled by Bayerische Hypo-und Vereinsbank AG, the second largest commercial bank in Germany.

          Genesis Asset Managers, Ltd. is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands, and has been engaged in the investment advisory business since 1990. Genesis Asset Managers, Ltd., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Genesis Asset Managers, Ltd. is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Ltd., is controlled 55% by management and assorted interests, and the balance held by outside shareholders, with the largest single holding being 15%.

          J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

          Montgomery Asset Management, LLC. See:  International Securities Fund.

          Nicholas-Applegate Capital Management is a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership controlled by Nicholas-Applegate Capital Management Holdings, Inc., a California corporation controlled by Arthur E. Nicholas.

          Sanford C. Bernstein & Co. Inc. See: Diversified Equity Fund.

          Schroders Capital Management International Limited is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.

                                 EQUITY T FUND

          J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

                              SPECIAL GROWTH FUND

          Delphi Management, Inc. is 100% owned by Scott Black.

          Fiduciary International, Inc., an investment adviser registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.

          GlobeFlex Capital, L.P. is a California limited partnership and an SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

          Jacobs Levy Equity Management, Inc. See:  Diversified Equity Fund.

          Sirach Capital Management, Inc. is a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

          Wellington Management Company, LLP is a private Massachusetts limited liability partnership of which the following persons are managing partners:
     Robert W. Doran, Duncan M. McFarland and John R. Ryan.

          Westpeak Investment Advisors, L.P. See: Equity Income Fund.

                             TAX EXEMPT BOND FUND

          MFS Institutional Advisors, Inc. is a wholly-owned, indirect subsidiary of Sun Life Assurance Company of Canada (US), a mutual insurance company.

          Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

                             SHORT TERM BOND FUND

          BlackRock Financial Management is a wholly-owned indirect subsidiary of PNC Bank.

          Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

          STW Fixed Income Management Ltd. is a Bermuda exempted company. William H. Williams III is the sole shareholder.

                               MONEY MARKET FUND

          Frank Russell Investment Management Company is a registered investment adviser wholly-owned by Frank Russell Company which is a subsidiary of The Northwestern Mutual Life Insurance Company.

                        US GOVERNMENT MONEY MARKET FUND

          Frank Russell Investment Management Company. See: Money Market Fund.

                          TAX FREE MONEY MARKET FUND

          Weiss, Peck & Greer, L.L.C. is a registered investment adviser and a wholly-owned subsidiary of Robeco Groep N.V.

                                 EQUITY I FUND

          Alliance Capital Management L.P.  See: Diversified Equity Fund.

          Barclays Global Fund Advisors. See: Diversified Equity Fund.

          Equinox Capital Management, Inc. See: Diversified Equity Fund.

          Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

          Lincoln Capital Management Company. See: Diversified Equity Fund.

          Marsico Capital Management, LLC. See: Diversified Equity Fund.

          Peachtree Asset Management. See: Diversified Equity Fund.

          Sanford C. Bernstein & Co., Inc. See: Diversified Equity Fund.

          Suffolk Capital Management, Inc. See: Diversified Equity Fund.

          Trinity Investment Management Corporation. See: Diversified Equity
     Fund.

                                EQUITY II FUND

          Delphi Management, Inc. See: Special Growth Fund.

          Fiduciary International, Inc. See: Special Growth Fund.

          GlobeFlex Capital, L.P. See: Special Growth Fund.

          Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

          Sirach Capital Management, Inc. See: Special Growth Fund.

          Wellington Management Company, LLP. See: Special Growth Fund.

          Westpeak Investment Advisors, L.P. See: Equity Income Fund.

                                EQUITY III FUND

          Equinox Capital Management, Inc. See: Diversified Equity Fund.

          Trinity Investment Management Corporation. See: Diversified Equity
     Fund.

          Westpeak Investment Advisors, L.P. See: Equity Income Fund.

                                 EQUITY Q FUND

          Barclays Global Fund Advisors. See: Diversified Equity Fund.

          Franklin Portfolio Associates, LLC. See: Quantitative Equity Fund.

          J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

          Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                              INTERNATIONAL FUND

          Delaware International Advisers Limited. See: International Securities Fund.

          Fidelity Management Trust Company. See: International Securities Fund.

          J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

          Mastholm Asset Management, LLC. See: International Securities Fund.

          Montgomery Asset Management, LLC. See: International Securities Fund.

          Oechsle International Advisors, LLC. See: International Securities
     Fund.

          Sanford C. Bernstein & Co., Inc. See:  Diversified Equity Fund

          The Boston Company Asset Management, Inc. See: International Securities Fund.

                              FIXED INCOME I FUND

          Lincoln Capital Management Company. See: Diversified Equity Fund.

          Pacific Investment Management Company. See: Diversified Bond Fund.

          Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

                             FIXED INCOME III FUND

          Credit Suisse Asset Management. See: Multistrategy Bond Fund.

          Pacific Investment Management Company. See: Diversified Bond Fund.

          Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

                       Frank Russell Investment Company
                        Supplement Dated July 15, 1999
                            To the LifePoints Funds
             Statement of Additional Information Dated May 1, 1999

Effective immediately, Frank Russell Investment Company makes the following changes to its LifePoints Funds Statement of Additional Information:

The following new sub-section to the "INVESTMENT POLICIES OF THE UNDERLYING FUNDS" section, immediately following the "Other Investment Practices of the Underlying Funds" subsection will be revised as follows:

     CASH RESERVES. Each LifePoints Fund and each Underlying Fund (the "Funds") and its money mangers may elect to invest the Fund's cash reserves in one or more of FRIC's money markets funds. Those money market funds seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments.
     The Underlying Funds will use this procedure only so long as doing so does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds and the Underlying Funds investing in them treat such investments as the purchase and redemption of money market fund shares. Any Underlying Fund investing in the money market funds pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, shares of the money market funds issued to the Underlying Funds will be voted by the Trustees of FRIC in the same proportion as the shares of the money market funds that are held by shareholders who are not Underlying Funds. Underlying Funds investing in the money market funds effectively do not pay an advisory or administrative management fees to the money market funds.

The following restates the section entitled "MONEY MANAGER INFORMATION FOR THE UNDERLYING FUNDS":

                           MONEY MANAGER INFORMATION
                           FOR THE UNDERLYING FUNDS

                            DIVERSIFIED EQUITY FUND

          Alliance Capital Management, L.P. is a limited partnership whose (i) general partner is a wholly-owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly-owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

          Barclays Global Fund Advisors N.A. is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

          Equinox Capital Management, Inc. is a registered investment adviser with majority ownership held by Ron Ulrich.

          Jacobs Levy Equity Management, Inc. is 100% owned by Bruce Jacobs and Kenneth Levy.

          Lincoln Capital Management Company is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by Dave Flower, Jay Freedman, Parker Hall, Richard Knee, Ken Meyer and Ray Zemon.

          Marsico Capital Management, LLC is owned 50% by Marsico Management Holdings, LLC and 50% by TFM Holdings, LLLP. Marsico Management Holdings is a wholly-owned subsidiary of NationsBank, N.A. which in turn is a wholly-owned subsidiary of Bank of America. TFM Holdings, LLLP is a Colorado limited liability limited partnership whose sole general partner is TFM Managers, Inc. which is wholly-owned by Thomas F. Marsico.

          Peachtree Asset Management is division of SSBC Fund Management Inc. SSBC Fund Management is owned 100% by Salomon Smith Barney Inc. which is a wholly-owned subsidiary of Citigroup Inc.

          Sanford C. Bernstein & Co., Inc. is a registered investment adviser. Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

          Suffolk Capital Management, Inc. is a registered investment adviser and a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

          Trinity Investment Management Corporation is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

                              SPECIAL GROWTH FUND

          Delphi Management, Inc. is 100% owned by Scott Black.

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          Fiduciary International, Inc., an investment adviser registered with the SEC, is an indirect wholly-owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.

          GlobeFlex Capital, L.P. is a California limited partnership and an SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

          Jacobs Levy Equity Management, Inc. See:  Diversified Equity Fund.

          Sirach Capital Management, Inc. is a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

          Wellington Management Company, LLP is a private Massachusetts limited liability partnership of which the following persons are managing partners:
     Robert W. Doran, Duncan M. McFarland and John R. Ryan.

          Westpeak Investment Advisors, L.P. See: Equity Income Fund.

                            QUANTITATIVE EQUITY FUND

          Barclays Global Fund Advisors. See: Diversified Equity Fund.

          Franklin Portfolio Associates, LLC is a Massachusetts business trust owned by Mellon Financial Services Corporation, a holding company of Mellon Bank Corporation.

          J.P. Morgan Investment Management, Inc. is a wholly-owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

          Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                         INTERNATIONAL SECURITIES FUND

          Delaware International Advisers Limited is an investment adviser whose ultimate parent is Lincoln National Corporation, a publicly traded company.

          Fidelity Management Trust Company is a bank, as defined in the Investment Advisors Act of 1940, and is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

          J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

          Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following founding members: Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theordore J. Tyson.

          Montgomery Asset Management, LLC is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

          Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

          Sanford C. Bernstein & Co., Inc. See: Diversified Equity Fund.

          The Boston Company Asset Management, Inc. is 100% owned by Mellon Bank Corporation, a publicly held corporation.

                             DIVERSIFIED BOND FUND

          Lincoln Capital Management Company. See: Diversified Equity Fund.

          Pacific Investment Management Company is a subsidiary partnership of PIMCO Advisers L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO managing directors.

          Standish, Ayer & Wood, Inc.'s ownership is divided among seventeen directors, with no director having more than a 25% ownership interest.

                             SHORT TERM BOND FUND

          BlackRock Financial Management is a wholly-owned indirect subsidiary of PNC Bank.

          Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

          STW Fixed Income Management Ltd. is a Bermuda exempted company. William H. Williams III is the sole shareholder.

                            MULTISTRATEGY BOND FUND

          Credit Suisse Asset Management is a general partnership of Credit Suisse Capital Corporation ("CS Capital") and Basic Appraisals, Inc. ("Basic"). CS Capital is an 80% partner and is a wholly-owned subsidiary of Credit Suisse Investment Corporation, which is in turn a wholly-owned subsidiary of Credit Suisse, a Swiss bank, which is in turn a subsidiary of CS Holding, a Swiss corporation. No one person or entity possesses a controlling interest in Basic, the 20% partner. BEA Associates is a registered investment adviser.

          Pacific Investment Management Company. See: Diversified Bond Fund.

          Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

                          REAL ESTATE SECURITIES FUND

          Cohen & Steers Capital Management is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

          AEW Capital Management, L.P. is a wholly-owned affiliate of New England Investment Companies, L.P. ("NEIC"). NEIC is a publicly-held limited partnership. Metropolitan Life Insurance Company, a publicly held corporation, owns approximately 53% of NEIC. AEW Capital Management, Inc., a wholly-owned subsidiary of NEIC, is the general partner, and NEIC is the sole limited partner, of AEW Capital Management, L.P.

                             EMERGING MARKETS FUND

          Foreign & Colonial Emerging Markets Limited, an investment adviser registered with the United Kingdom Investment Management Regulatory Organisation, is a wholly-owned subsidiary of Hypo Foreign & Colonial Management (Holding) Limited ("HFCM"), the holding company of the Foreign & Colonial Group of Fund managers which manages $40 billion worldwide. HFCM is controlled by Bayerische Hypo-und Vereinsbank AG, the second largest commercial bank in Germany.

          Genesis Asset Managers, Ltd. is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands, and has been engaged in the investment advisory business since 1990. Genesis Asset Managers, Ltd., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Genesis Asset Managers, Ltd. is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Ltd., is controlled 55% by management and assorted interests, and the balance held by outside shareholders, with the largest single holding being 15%.

          J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

          Montgomery Asset Management, LLC. See:  International Securities Fund.

          Nicholas-Applegate Capital Management is a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership controlled by Nicholas-Applegate Capital Management Holdings, Inc., a California corporation controlled by Arthur E. Nicholas.

          Sanford C. Bernstein & Co. Inc. See: Diversified Equity Fund.

          Schroders Capital Management International Limited is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.